                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                --------------

Check here if Amendment [  ]; Amendment Number: ____
         This Amendment [Check only one.]:  [  ] is a restatement
                                            [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:                BVF Inc.
                --------------------------------------------------
Address:             227 West Monroe Street, Suite 4800
                --------------------------------------------------
                     Chicago, Illinois  60606
                --------------------------------------------------

Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                     Mark N. Lampert
                    -----------------------------------------------------
Title:                    President
                    -----------------------------------------------------
Phone:                    (312) 263-7777
                    -----------------------------------------------------


Signature, Place and Date of Signing:


                     /s/ Mark N. Lampert   San Francisco, California     5/14/02
                    --------------------- ---------------------------- ---------
                          [Signature]           [City, State]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).


                                   Page 1 of 3

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[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                                 1
                                                        ------------------------
Form 13F Information Table Entry Total:                           25
                                                        ------------------------
Form 13F Information Table Value Total:                         215,589
                                                        ------------------------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number           Name
     1                  28-6770           BVF Partners L.P.
   -----                   ----           ------------------------------

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Page 3 of 3
                                    FORM 13F                  (SEC USE ONLY)

                       Name of Reporting Manager: BVF Inc.

------------------------------------------------------------------------------------------------------
            Column 1:             Column 2:    Column 3:      Column 4:             Column 5:
         Name of Issuer           Title of       CUSIP          Value
                                    Class                     (x$1000)
                                                                           ---------------------------
                                                                             Shrs       Sh/      Put/
                                                                              Prn       Prn      Call
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Aclara Biosciences Inc.           Com          00461P106             124      37,000    Sh
------------------------------------------------------------------------------------------------------
Advanced Magnetics Inc.           Com          00753P103           4,682   1,155,933    Sh
------------------------------------------------------------------------------------------------------
Applied Molecular Evolution       Com          03823E108             426      49,500    Sh
------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals Inc.        Com          040047102          26,722   2,682,920    Sh
------------------------------------------------------------------------------------------------------
Atherogenics Inc.                 Com          047439104          35,969   4,968,070    Sh
------------------------------------------------------------------------------------------------------
Autoimmune Inc.                   Com          052776101           3,969   3,512,197    Sh
------------------------------------------------------------------------------------------------------
Biocryst Pharmaceuticals, Inc.    Com          09058V103           8,024   1,755,900    Sh
------------------------------------------------------------------------------------------------------
Cortech Inc.                      Com New      22051J308           2,775     762,466    Sh
------------------------------------------------------------------------------------------------------
Corvas Int'l Inc.                 Com          221005101          19,809   3,481,329    Sh
------------------------------------------------------------------------------------------------------
Epimmune Inc.                     Com          29425Y101             276     105,700    Sh
------------------------------------------------------------------------------------------------------
Essential Therapeutics Inc.       Com          29669A108           2,072     591,907    Sh
------------------------------------------------------------------------------------------------------
Flamel Technologies S.A.          Sponsored    338488109           2,688   1,250,000    Sh
                                  ADR
------------------------------------------------------------------------------------------------------
Icos Corp.                        Com          449295104             878      19,100    Sh
------------------------------------------------------------------------------------------------------
Kosan Biosciences Inc.            Com          50064W107             981     127,400    Sh
------------------------------------------------------------------------------------------------------
Neurogen Corp.                    Com          64124E106          12,559     984,249    Sh
------------------------------------------------------------------------------------------------------
Paradigm Genetics Inc.            Com          69900R106             302     186,600    Sh
------------------------------------------------------------------------------------------------------
Praecis Pharmaceutical Inc.       Com          739421105           1,285     247,200    Sh
------------------------------------------------------------------------------------------------------
Repligen Corp.                    Com          759916109          12,756   3,400,700    Sh
------------------------------------------------------------------------------------------------------
Synaptic Pharmaceutical Corp.     Com          87156R109          10,793   1,798,883    Sh
------------------------------------------------------------------------------------------------------
3-Dimensional Pharmaceutical      Com          88554W104           2,142     313,600    Sh
------------------------------------------------------------------------------------------------------
Zonagen Inc.                      Com          98975L108           2,056     466,200    Sh
------------------------------------------------------------------------------------------------------
AMGEN Inc.                        Com          031162100          47,744     800,000          Put
------------------------------------------------------------------------------------------------------
Icos Corp.                        Com          449295104           4,599     100,000          Put
------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Com          478160104           4,092      63,000          Put
------------------------------------------------------------------------------------------------------
Medimmune Inc.                    Com          584699102           7,866     200,000          Put
------------------------------------------------------------------------------------------------------
CUMULATIVE TOTAL                                                 215,589
------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
            Column 1:              Column 6:     Column 7:
         Name of Issuer           Investment      Other                  Column 8:
                                  Discretion     Managers            Voting Authority
                                                               ------------------------------------
                                                                Sole          Shared        None
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Aclara Biosciences Inc.           Defined          1              37,000
---------------------------------------------------------------------------------------------------
Advanced Magnetics Inc.           Defined          1           1,155,933
---------------------------------------------------------------------------------------------------
Applied Molecular Evolution       Defined          1              49,500
---------------------------------------------------------------------------------------------------
Arena Pharmaceuticals Inc.        Defined          1           2,682,920
---------------------------------------------------------------------------------------------------
Atherogenics Inc.                 Defined          1           4,968,070
---------------------------------------------------------------------------------------------------
Autoimmune Inc.                   Defined          1           3,512,197
---------------------------------------------------------------------------------------------------
Biocryst Pharmaceuticals, Inc.    Defined          1           1,755,900
---------------------------------------------------------------------------------------------------
Cortech Inc.                      Defined          1             762,466
---------------------------------------------------------------------------------------------------
Corvas Int'l Inc.                 Defined          1           3,481,329
---------------------------------------------------------------------------------------------------
Epimmune Inc.                     Defined          1             105,700
---------------------------------------------------------------------------------------------------
Essential Therapeutics Inc.       Defined          1             591,907
---------------------------------------------------------------------------------------------------
Flamel Technologies S.A.          Defined          1           1,250,000

---------------------------------------------------------------------------------------------------
Icos Corp.                        Defined          1              19,100
---------------------------------------------------------------------------------------------------
Kosan Biosciences Inc.            Defined          1             127,400
---------------------------------------------------------------------------------------------------
Neurogen Corp.                    Defined          1             984,249
---------------------------------------------------------------------------------------------------
Paradigm Genetics Inc.            Defined          1             186,600
---------------------------------------------------------------------------------------------------
Praecis Pharmaceutical Inc.       Defined          1             247,200
---------------------------------------------------------------------------------------------------
Repligen Corp.                    Defined          1           3,400,700
---------------------------------------------------------------------------------------------------
Synaptic Pharmaceutical Corp.     Defined          1           1,798,883
---------------------------------------------------------------------------------------------------
3-Dimensional Pharmaceutical      Defined          1             313,600
---------------------------------------------------------------------------------------------------
Zonagen Inc.                      Defined          1             466,200
---------------------------------------------------------------------------------------------------
AMGEN Inc.                        Defined          1
---------------------------------------------------------------------------------------------------
Icos Corp.                        Defined          1
---------------------------------------------------------------------------------------------------
Johnson & Johnson                 Defined          1
---------------------------------------------------------------------------------------------------
Medimmune Inc.                    Defined          1
---------------------------------------------------------------------------------------------------
CUMULATIVE TOTAL
---------------------------------------------------------------------------------------------------